Share-Based Compensation - Schedule of Restricted Share Award Activity (Details) - Unvested restricted stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Restricted Shares
Unvested Shares Beginning Balance	187,938
Granted (shares)	0
Vested (shares)	(41,332)
Unvested Shares Ending Balance	146,606	187,938
Weighted-Average Issue Price
Weighted Average Price Beginning Balance	$ 8.57
Granted (in dollars per share)	0.00
Vested (in dollars per share)	8.59
Weighted Average Price Ending Balance	$ 8.56	$ 8.57
Restricted Share Plan
Number of Restricted Shares
Unvested Shares Beginning Balance	187,938	14,400	16,200	9,000
Granted (shares)			9,000	9,000
Vested (shares)		(17,400)	(10,800)	(1,800)
Unvested Shares Ending Balance		187,938	14,400	16,200
Weighted-Average Issue Price
Weighted Average Price Beginning Balance	$ 8.57	$ 9.00	$ 9.00	$ 9.00
Granted (in dollars per share)			9.00	9.00
Vested (in dollars per share)		9.00	9.00	9.00
Weighted Average Price Ending Balance		$ 8.57	$ 9.00	$ 9.00
Incentive Restricted Share Plan
Number of Restricted Shares
Granted (shares)		3,000
Weighted-Average Issue Price
Granted (in dollars per share)		$ 9.00
One-time Listing Grant Plan
Number of Restricted Shares
Granted (shares)		160,000
Weighted-Average Issue Price
Granted (in dollars per share)		$ 8.52
Amended Incentive Restricted Share Plan
Number of Restricted Shares
Granted (shares)		27,938
Weighted-Average Issue Price
Granted (in dollars per share)		$ 8.84